Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	$ 10,817	$ 15,095
Merchandise and accessories	1,272	1,556
Inventory	116,098	117,471
Inventory expensed to cost of goods sold	318,800	376,000
Non-cash expense related to changes in fair value of inventory sold	106,072	118,707
Inventory write-down	137,000	167,200
Fair Value Changes On Inventory Sold
Disclosure of fair value measurement of assets [line items]
Inventory write-down	71,900	82,500
Cost Of Sales Before Fair Value Adjustments
Disclosure of fair value measurement of assets [line items]
Inventory write-down	65,100	84,700
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	67,582	41,126
Finished goods	11,595	18,081
Inventory	79,177	59,207
Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	15,925	21,304
Finished goods	8,907	19,536
Inventory	24,832	40,840
Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	0	773
Inventory	0	773
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	10,817	15,095
Merchandise and accessories	1,272	1,556
Inventory	83,359	97,761
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	40,285	30,693
Finished goods	9,151	13,405
Inventory	49,436	44,098
Capitalized cost | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	13,577	18,884
Finished goods	8,257	17,355
Inventory	21,834	36,239
Capitalized cost | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	0	773
Inventory	0	773
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Supplies and consumables	0	0
Merchandise and accessories	0	0
Inventory	32,739	19,710
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	27,297	10,433
Finished goods	2,444	4,676
Inventory	29,741	15,109
Fair value adjustment | Extracted cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	2,348	2,420
Finished goods	650	2,181
Inventory	2,998	4,601
Fair value adjustment | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	0	0
Inventory	$ 0	$ 0